15. Financiale leases (Details 5) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Disclosure of financial assets [line items]
Nominal amount	R$ 9,289,474
Present values	6,196,068
Up to December 2020 [Member]
Disclosure of financial assets [line items]
Total other lease operations	1,388,262
January 2021 To December 2024 [Member]
Disclosure of financial assets [line items]
Total other lease operations	4,284,210
January 2025 Onwards [Member]
Disclosure of financial assets [line items]
Total other lease operations	3,617,001
Lease Operation - Network [Member]
Disclosure of financial assets [line items]
Nominal amount	4,974,341
Present values	3,294,261
Lease Operation - Network [Member] | Up to December 2020 [Member]
Disclosure of financial assets [line items]
Total other lease operations	623,670
Lease Operation - Network [Member] | January 2021 To December 2024 [Member]
Disclosure of financial assets [line items]
Total other lease operations	2,291,331
Lease Operation - Network [Member] | January 2025 Onwards [Member]
Disclosure of financial assets [line items]
Total other lease operations	2,059,339
Lease Operation - Vehicles [Member]
Disclosure of financial assets [line items]
Nominal amount	7,886
Present values	3,005
Lease Operation - Vehicles [Member] | Up to December 2020 [Member]
Disclosure of financial assets [line items]
Total other lease operations	5,039
Lease Operation - Vehicles [Member] | January 2021 To December 2024 [Member]
Disclosure of financial assets [line items]
Total other lease operations	2,848
Lease Operation - Vehicles [Member] | January 2025 Onwards [Member]
Disclosure of financial assets [line items]
Total other lease operations
Lease Operation - Stores And Kiosks [Member]
Disclosure of financial assets [line items]
Nominal amount	309,721
Present values	255,857
Lease Operation - Stores And Kiosks [Member] | Up to December 2020 [Member]
Disclosure of financial assets [line items]
Total other lease operations	82,958
Lease Operation - Stores And Kiosks [Member] | January 2021 To December 2024 [Member]
Disclosure of financial assets [line items]
Total other lease operations	174,338
Lease Operation - Stores And Kiosks [Member] | January 2025 Onwards [Member]
Disclosure of financial assets [line items]
Total other lease operations	52,426
Lease - Properties [Member]
Disclosure of financial assets [line items]
Nominal amount	384,452
Present values	243,921
Lease - Properties [Member] | Up to December 2020 [Member]
Disclosure of financial assets [line items]
Total other lease operations	51,317
Lease - Properties [Member] | January 2021 To December 2024 [Member]
Disclosure of financial assets [line items]
Total other lease operations	176,575
Lease - Properties [Member] | January 2025 Onwards [Member]
Disclosure of financial assets [line items]
Total other lease operations	156,560
Lease - Land (Network) [Member]
Disclosure of financial assets [line items]
Nominal amount	2,682,660
Present values	1,600,456
Lease - Land (Network) [Member] | Up to December 2020 [Member]
Disclosure of financial assets [line items]
Total other lease operations	298,389
Lease - Land (Network) [Member] | January 2021 To December 2024 [Member]
Disclosure of financial assets [line items]
Total other lease operations	1,035,594
Lease - Land (Network) [Member] | January 2025 Onwards [Member]
Disclosure of financial assets [line items]
Total other lease operations	1,348,676
Lease Operation - Fiber [Member]
Disclosure of financial assets [line items]
Nominal amount	930,414
Present values	798,568
Lease Operation - Fiber [Member] | Up to December 2020 [Member]
Disclosure of financial assets [line items]
Total other lease operations	326,889
Lease Operation - Fiber [Member] | January 2021 To December 2024 [Member]
Disclosure of financial assets [line items]
Total other lease operations	603,524
Lease Operation - Fiber [Member] | January 2025 Onwards [Member]
Disclosure of financial assets [line items]
Total other lease operations